Results for the year	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Results for the year	Results for the year
2.1 Net sales and rebates

Gross-to-net sales reconciliation
DKK million	2021	2020	2019
Gross sales	340,180	298,187	270,431
US Managed Care and Medicare	(112,929)	(96,716)	(84,202)
US wholesaler charge-backs	(40,354)	(37,036)	(33,772)
US Medicaid rebates	(19,810)	(17,307)	(14,365)
Other US discounts and sales returns	(14,119)	(10,867)	(8,280)
Non-US rebates, discounts and sales returns	(12,168)	(9,315)	(7,791)
Total gross-to-net sales adjustments	(199,380)	(171,241)	(148,410)
Net sales	140,800	126,946	122,021

Provisions for sales rebates
DKK million	2021	2020	2019
At the beginning of the year	34,052	30,878	25,760
Additional provisions, including increases to existing provisions	155,602	111,921	102,782
Amount paid during the year	(141,370)	(106,116)	(98,655)
Adjustments, including unused amounts reversed during the year	(284)	166	381
Effect of exchange rate adjustment	2,822	(2,797)	610
At the end of the year	50,822	34,052	30,878

Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 75% of gross sales in the US (74% in 2020 and 71%
in 2019).
Provisions for sales rebates include US Managed Care, Medicare, Medicaid, and other US rebate types, as well as rebates in a number of European countries and Canada.

Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, including Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of
PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market share thresholds. Rebates are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. Since January 2021, Novo Nordisk has changed its policy in the US related to the 340B Drug Pricing Program, whereby Novo Nordisk no longer provides 340B statutory discounts to certain pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. Chargebacks are estimated using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days after receipt of claim. Please refer to note 3.4 Provisions and contingent liabilities for a more elaborate description of the ongoing litigation on the 340B Drug Pricing Program.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price changes, and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US and non-US discounts and sales returns
Other discounts are provided to distributors, wholesalers, hospitals, pharmacies, etc. They are usually linked to sales volume or provided as cash discounts. Discounts are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns relate to damaged or expired products.

Other net sales disclosures
In 2021, Novo Nordisk had three major wholesalers distributing products in the US, representing 18%, 13% and 13% respectively of total net sales (19%, 13% and 12% in 2020 and 19%, 14% and 12% in 2019). Sales to these three wholesalers are within both Diabetes and Obesity care and Biopharm.

Net sales to be recognised from fulfilling existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, are expected to be DKK 1,012 million within 12 months (DKK 431 million in 2020) and DKK 962 million thereafter (DKK 216 million in 2020).

Novo Nordisk's sales are impacted by exchange rate changes. Refer to note 4.3 for development in key exchange rates.

Accounting policies
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria,
Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-
established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.4).

Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs that are absolute are netted against trade receivable balances.

The impact of foreign currency hedging is recognised in the income statement in financial items. Please refer to notes 4.3, 4.4 and 4.10 for more details on hedging.

Key accounting estimates of sales deductions and provisions
for sales rebates
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations require use of significant judgement, as not all conditions are known at the time of sale, for example total sales volume to a given customer. The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Revenue can only be recognised to the extent that it is highly probable that a significant reversal of the recognised revenue will not occur. In determining the amount of revenue to recognise, Management has considered, among other factors, whether the consideration is highly susceptible to factors outside Novo Nordisk's influence, as well as the extent of predictability and historical experience with similar transactions.

Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on currently available information. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.
2.2 Segment information

Business segments – Key figures
	Diabetes and Obesity care			Biopharm			Total
DKK million	2021	2020	2019	2021	2020	2019	2021	2020	2019
Total net sales	121,597	108,020	102,840	19,203	18,926	19,181	140,800	126,946	122,021
Cost of goods sold	(19,363)	(17,715)	(16,309)	(4,295)	(3,217)	(3,779)	(23,658)	(20,932)	(20,088)
Sales and distribution costs	(33,791)	(29,903)	(28,729)	(3,217)	(3,025)	(3,094)	(37,008)	(32,928)	(31,823)
Research and development costs	(15,600)	(13,535)	(12,128)	(2,172)	(1,927)	(2,092)	(17,772)	(15,462)	(14,220)
Administrative costs	(3,504)	(3,387)	(3,346)	(546)	(571)	(661)	(4,050)	(3,958)	(4,007)
Other operating income and expenses	199	264	309	133	196	291	332	460	600
Operating profit	49,538	43,744	42,637	9,106	10,382	9,846	58,644	54,126	52,483
Operating margin	40.7%	40.5%	41.5%	47.4%	54.9%	51.3%	41.7%	42.6%	43.0%
Depreciation, amortisation and impairment losses expensed	(4,895)	(4,624)	(3,916)	(1,130)	(1,129)	(1,745)	(6,025)	(5,753)	(5,661)

Novo Nordisk operates in two business segments based on therapies: Diabetes and Obesity care and Biopharm, representing the entirety of the Group's operations.

The segments include research, development, manufacturing and marketing of products within the following areas:
– Diabetes and Obesity care: insulin, GLP-1 and related delivery systems, oral antidiabetic products (OAD), obesity and other serious chronic diseases
– Biopharm: Rare blood disorders, rare endocrine disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit, consistent with the consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to business segments. There are no sales or other transactions between the business segments. Costs have been split between business segments according to a specific allocation. In addition, a small number of corporate overhead costs are allocated systematically between the segments. Other operating income and expenses have been allocated to the two segments based on the same principle.

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors.

We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.

Geographical areas
Sales to external customers attributed to the US are collectively the most material to the Group. The US and Mainland China are the only territories where sales contribute 10% or more of total net sales.

In 2021, Novo Nordisk operated in two main commercial units:

– International Operations
– EMEA: Europe, the Middle East and Africa.
– China: Mainland China, Hong Kong and Taiwan.
– Rest of World: All other countries except for North America.
– North America Operations (the US and Canada).

Refer to note 5.7 for an overview of companies in the Novo Nordisk Group based on geographical areas.

The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk's activities in terms of sales as 99.8% of total sales are realised outside Denmark. Sales are attributed to geographical areas according to the location of the customer.

Net sales – Business segments and geographical areas

	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			Of which the US
DKK million	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Diabetes and Obesity care segment:
Rybelsus®	524	36	—	289	36	—	—	—	—	235	—	—	4,314	1,837	50	4,243	1,826	50	4,838	1,873	50
Ozempic®	8,856	3,634	1,143	6,393	3,112	969	303	10	—	2,160	512	174	24,849	17,577	10,094	23,168	16,650	9,599	33,705	21,211	11,237
Victoza®	6,726	7,095	7,249	3,527	4,251	4,713	1,544	1,033	898	1,655	1,811	1,638	8,328	11,652	14,685	8,031	11,292	14,217	15,054	18,747	21,934
Total GLP-1	16,106	10,765	8,392	10,209	7,399	5,682	1,847	1,043	898	4,050	2,323	1,812	37,491	31,066	24,829	35,442	29,768	23,866	53,597	41,831	33,221
Long-acting insulin	11,074	9,959	9,035	6,729	6,451	5,955	2,080	1,471	1,059	2,265	2,037	2,021	6,990	8,480	11,741	6,412	7,962	11,271	18,064	18,439	20,776
– of which Tresiba®	5,486	4,407	3,477	2,979	2,574	1,983	1,095	418	87	1,412	1,415	1,407	4,243	4,561	5,782	3,793	4,191	5,500	9,729	8,968	9,259
– of which Xultophy®	2,135	1,789	1,493	1,693	1,605	1,407	3	1	—	439	183	86	522	655	717	512	642	708	2,657	2,444	2,210
– of which Levemir®	3,453	3,763	4,065	2,057	2,272	2,565	982	1,052	972	414	439	528	2,225	3,264	5,242	2,107	3,129	5,063	5,678	7,027	9,307
Premix insulin	10,512	10,246	9,707	2,879	2,959	3,160	5,224	4,852	4,306	2,409	2,435	2,241	691	679	871	665	652	839	11,203	10,925	10,578
– of which Ryzodeg®	1,711	1,291	993	392	321	237	283	39	4	1,036	931	752	—	—	—	—	—	—	1,711	1,291	993
– of which NovoMix®	8,801	8,955	8,714	2,487	2,638	2,923	4,941	4,813	4,302	1,373	1,504	1,489	691	679	871	665	652	839	9,492	9,634	9,585
Fast-acting insulin	10,903	10,808	10,304	6,454	6,584	6,422	2,288	2,075	1,753	2,161	2,149	2,129	6,784	7,505	8,999	6,357	7,101	8,592	17,687	18,313	19,303
– of which Fiasp®	1,106	832	617	965	764	585	—	—	—	141	68	32	642	553	626	605	519	597	1,748	1,385	1,243
– of which NovoRapid®	9,797	9,976	9,687	5,489	5,820	5,837	2,288	2,075	1,753	2,020	2,081	2,097	6,142	6,952	8,373	5,752	6,582	7,995	15,939	16,928	18,060
Human insulin	7,453	7,339	7,361	2,152	2,370	2,438	2,692	2,655	2,847	2,609	2,314	2,076	1,599	1,534	1,675	1,515	1,431	1,552	9,052	8,873	9,036
Total insulin	39,942	38,352	36,407	18,214	18,364	17,975	12,284	11,053	9,965	9,444	8,935	8,467	16,064	18,198	23,286	14,949	17,146	22,254	56,006	56,550	59,693
Other Diabetes care	2,644	2,946	3,389	713	725	1,052	1,432	1,546	1,647	499	675	690	950	1,085	858	806	943	705	3,594	4,031	4,247
Total Diabetes care	58,692	52,063	48,188	29,136	26,488	24,709	15,563	13,642	12,510	13,993	11,933	10,969	54,505	50,349	48,973	51,197	47,857	46,825	113,197	102,412	97,161
Obesity care (Saxenda® and Wegovy®)	3,117	2,118	2,083	1,809	1,124	981	61	10	9	1,247	984	1,093	5,283	3,490	3,596	4,912	3,230	3,348	8,400	5,608	5,679
Diabetes and Obesity care total	61,809	54,181	50,271	30,945	27,612	25,690	15,624	13,652	12,519	15,240	12,917	12,062	59,788	53,839	52,569	56,109	51,087	50,173	121,597	108,020	102,840
Biopharm segment:
Rare blood disorders	5,784	5,708	5,946	3,712	3,579	3,646	222	361	284	1,850	1,768	2,016	4,433	3,954	4,335	4,170	3,675	4,031	10,217	9,662	10,281
– of which Haemophilia A	1,625	1,332	1,176	1,162	983	877	24	16	15	439	333	284	487	381	382	460	358	358	2,112	1,713	1,558
– of which Haemophilia B	400	306	197	268	199	149	4	—	—	128	107	48	237	212	185	102	86	77	637	518	382
– of which NovoSeven®	3,673	3,996	4,502	2,225	2,352	2,577	194	345	269	1,254	1,299	1,656	3,548	3,207	3,617	3,461	3,089	3,454	7,221	7,203	8,119
Rare endocrine disorders	4,880	4,832	4,225	2,212	2,220	1,960	167	66	36	2,501	2,546	2,229	2,423	2,875	3,052	2,400	2,857	3,037	7,303	7,707	7,277
Other Biopharm	1,064	1,108	1,122	837	886	912	6	5	5	221	217	205	619	449	501	330	205	245	1,683	1,557	1,623
Biopharm total	11,728	11,648	11,293	6,761	6,685	6,518	395	432	325	4,572	4,531	4,450	7,475	7,278	7,888	6,900	6,737	7,313	19,203	18,926	19,181
Total sales by geographical area	73,537	65,829	61,564	37,706	34,297	32,208	16,019	14,084	12,844	19,812	17,448	16,512	67,263	61,117	60,457	63,009	57,824	57,486	140,800	126,946	122,021
Total sales growth as reported	11.7%	6.9%	12.1%	9.9%	6.5%	10.2%	13.7%	9.7%	13.8%	13.5%	5.7%	14.6%	10.1%	1.1%	6.2%	9.0%	0.6%	5.5%	10.9%	4.0%	9.1%
2.3 Research and development costs

DKK million	2021	2020	2019
Employee costs (note 2.4)	7,328	6,269	5,968
Amortisation and impairment losses, intangible assets (note 3.1)	744	1,025	522
Depreciation and impairment losses, property, plant and equipment (note 3.1)	736	724	783
Other research and development costs	8,964	7,444	6,947
Total research and development costs	17,772	15,462	14,220
As percentage of net sales	12.6%	12.2%	11.7%

Novo Nordisk's research and development is mainly focused on:

– insulins, GLP-1s and other therapeutic compounds for diabetes treatment
– GLP-1s, combinations and new modes of action for Obesity care
– blood-clotting factors and new modes of action for treatment of haemophilia and other rare blood disorders
– human growth hormone and new modes of action for treatment of growth disorders and other rare endocrine disorders
– new indications with existing assets within NASH, Alzheimer’s, and chronic kidney disease
– new research platforms including cell therapy and RNAi for treatment of NASH, cardiovascular disease, chronic kidney disease and Parkinson's disease, among others

The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone. Research activities further focus on new technology platforms including stem cells, gene therapy and developing RNAi therapies.

Research and development activities are carried out by Novo Nordisk's research and development centres, mainly in Denmark, the US, the UK and China. Clinical trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.
Accounting policies
Novo Nordisk expenses all research costs. In line with industry practice, internal and subcontracted development costs are also expensed as they are incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to software and property, plant and equipment used in the research and development activities. Impairment losses recognised on intangible assets related to research and development projects are presented in research and development costs.

Certain research and development activities are recognised outside research and development costs:

– Royalty expenses paid to partners after regulatory approval are expensed as cost of goods sold.
– Royalty income received from partners is recognised as part of other operating income and expenses.
– Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
2.4 Employee costs

DKK million	2021	2020	2019
Wages and salaries	28,939	26,778	25,335
Share-based payment costs (note 5.1)	1,040	823	363
Pensions – defined contribution plans	2,022	1,961	1,910
Pensions – defined benefit plans (note N/A)	139	138	151
Other social security contributions	2,203	1,862	1,963
Other employee costs	2,189	2,044	2,203
Total employee costs for the year	36,532	33,606	31,925
Employee costs capitalised as intangible assets and property, plant and equipment	(1,240)	(1,279)	(1,314)
Change in employee costs capitalised as inventories	(56)	(60)	(139)
Total employee costs in the income statement	35,236	32,267	30,472
Included in the income statement:
Cost of goods sold	9,611	8,896	8,134
Sales and distribution costs	15,003	14,146	13,463
Research and development costs	7,328	6,269	5,968
Administrative costs	3,098	2,848	2,679
Other operating income and expenses	196	108	228
Total employee costs in the income statement	35,236	32,267	30,472

Number of employees	2021	2020	2019
Average number of full-time employees	46,171	43,759	42,218
Year-end number of full-time employees	47,792	44,723	42,703
Employees (total)	48,478	45,323	43,258

Remuneration to Executive Management and Board of Directors
DKK million	2021	2020	2019
Salary and short-term incentive	126	119	120
Pension	12	26	26
Benefits	10	10	14
Long-term incentive[1]	100	52	40
Severance payments	29	—	—
Executive Management in total[2]	277	207	200
Fee to Board of Directors[2]	17	17	19
Total	294	224	219
1. Please refer to note 5.1 for further information.
2. Total remuneration for registered members of Executive Management amounts to DKK 202 million (DKK 141 million in 2020 and DKK 135 million in 2019). All members of the Board of Directors are registered.

Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
2.5 Other operating income and expenses

Accounting policies
Other operating income and expenses, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk's main activities, is recognised as other operating income and expenses. Other operating income and expenses, also includes income from the sale of intellectual property rights as well as transaction costs incurred in connection with acquisition of businesses.
2.6 Income taxes and deferred income taxes

Income taxes expensed
DKK million	2021	2020	2019
Current tax on profit for the year	13,871	11,557	11,275
Deferred tax on profit for the year	(1,528)	1,105	(1,559)
Tax on profit for the year	12,343	12,662	9,716
Current tax adjustments recognised for prior years	(603)	(563)	(191)
Deferred tax adjustments recognised for prior years	(417)	(1,107)	77
Income taxes in the income statement	11,323	10,992	9,602
Tax on other comprehensive income for the year, (income)/expense	(1,005)	577	231

Computation of effective tax rate
DKK million	2021	2020	2019
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(1.5%)	(2.5%)	(2.1%)
Non-taxable income less non-tax-deductible expenses (net)	(0.3%)	(0.2%)	0.1%
Other adjustments (net)	(1.0%)	1.4%	(0.2%)
Effective tax rate	19.2%	20.7%	19.8%

Income taxes paid
DKK million	2021	2020	2019
Income taxes paid in Denmark for current year	9,703	4,262	7,774
Income taxes paid outside Denmark for current year	3,439	4,508	2,258
Income taxes paid/repayments relating to prior years	1,296	1,336	904
Income taxes paid	14,438	10,106	10,936
The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss business activities as well as adjustments to deferred tax assets due to changes in local corporate tax rates. Other adjustments consist of tax related to acquisitions and subsequent transfers of intellectual property rights and adjustments to prior years.

In 2020, income taxes paid in Denmark and paid outside Denmark were impacted by transfers of intellectual property rights related to acquisitions. In 2021, the impact from acquisitions and transfer of intellectual property rights was less significant.

Accounting policies
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 444 million (DKK 337 million in 2020).

The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Key accounting estimate regarding deferred income tax assets and provisions for uncertain tax positions
Management has considered future taxable income and has estimated the amount of deferred income tax assets that should be recognised. The estimate is based on an assessment of whether sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised. The total tax value of unrecognised tax loss carry-forwards amounts to DKK 166 million in 2021 (DKK 628 million in 2020).

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2021
Net deferred tax asset/(liability) at 1 January	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Income/(charge) to the income statement	(330)	632	387	2,037	(781)		1,945
Income/(charge) to other comprehensive income	—	2	251	(41)	793		1,005
Income/(charge) to equity	—	(2)	—	—	194		192
Additions from acquisitions	—	(4,456)	—	—	976		(3,480)
Effect of exchange rate adjustment	(36)	49	1	319	43		376
Net deferred tax asset/(liability) at 31 December	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Classified as follows:
Deferred tax asset at 31 December	719	109	3,210	7,223	3,541	(6,130)	8,672
Deferred tax liability at 31 December	(2,699)	(7,484)	(15)	(291)	(912)	6,130	(5,271)
2020
Net deferred tax asset/(liability) at 1 January	(1,591)	(718)	1,811	3,452	1,087	—	4,041
Income/(charge) to the income statement	(47)	(2,883)	963	1,449	520		2
Income/(charge) to other comprehensive income	—	92	(216)	16	(469)		(577)
Income/(charge) to equity	—	(92)	—	—	20		(72)
Additions from acquisitions	—	—	—	—	276		276
Effect of exchange rate adjustment	24	1	(2)	(300)	(30)		(307)
Net deferred tax asset/(liability) at 31 December	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Classified as follows:
Deferred tax asset at 31 December	755	46	2,568	4,895	2,903	(5,302)	5,865
Deferred tax liability at 31 December	(2,369)	(3,646)	(12)	(278)	(1,499)	5,302	(2,502)
In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management has estimated the expected outcome of the disputes by using the ‘most probable outcome’-method to determine the provisions for uncertain tax positions. Management considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.
2.7 Earnings per share

		2021	2020	2019
Net profit		47,757	42,138	38,951
Average number of shares outstanding	in million shares	2,296.6	2,333.9	2,374.3
Dilutive effect of average outstanding share pool[1,2]	in million shares	6.5	6.1	4.4
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	2,303.1	2,340.0	2,378.7
Basic earnings per share	DKK	20.79	18.05	16.41
Diluted earnings per share	DKK	20.74	18.01	16.38
1. For further information on the development in treasury shares, please refer to note 4.2 2. For further information on the outstanding share pool, please refer to note 5.1.

Accounting policies
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the monthly average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of monthly average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to 'Financial definitions' for a description of calculation of the dilutive effect.